PETER D. LOWENSTEIN

ATTORNEY AT LAW

  515 West Lyon Farm Drive

Greenwich, CT 06831

212-907-1850

May 30, 2014

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Washington, D.C. 20549

Re:	Value Line Asset Allocation Fund, Inc.
File Nos. 33-62240 and 811-07702
Value Line Small Cap Opportunities Fund, Inc.
File Nos. 33-56028 and 811-07388

Dear Sir/Madam:

Enclosed for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933 are Post-Effective Amendments to each Fund's Registration Statement, in electronic format.

The Amendments are being filed under Rule 485(a) because of the changes reflected therein following shareholder approval of the items set forth in the Funds’ proxy statement filed January 9, 2014.

Very truly yours,

/s/ Peter D. Lowenstein
Peter D. Lowenstein